Stock-Based Compensation Plans (Schedule Of Total Stock Option And PSU Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at January 1, 2018	1,698,458
Number of Options, Granted	246,350	330,550	505,775
Number of Options, Exercised/Vested	(539,104)
Number of Options, Canceled/Forfeited	(10,670)
Number of Options, Outstanding at December 31, 2018	1,395,034	1,698,458
Number of Options, Vested and expected to vest at December 31, 2018	1,395,034
Number of Options, Exercisable at December 31, 2018	770,385
Weighted Average Exercise Price, Outstanding at January 1, 2018	$ 141.62
Weighted Average Exercise Price, Granted	306.70
Weighted Average Exercise Price, Exercised/Vested	112.79
Weighted Average Exercise Price, Canceled/Forfeited	153.31
Weighted Average Exercise Price, Outstanding at December 31, 2018	181.82	$ 141.62
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2018	181.82
Weighted Average Exercise Price, Exercisable at December 31, 2018	$ 137.48
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2018	3 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest at December 31, 2018	3 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2018	3 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at December 31, 2018	$ 144,271
Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2018	144,271
Aggregate Intrinsic Value, Exercisable at December 31, 2018	$ 110,291
Weighted Average Grant-Date Price, Granted	$ 333.75	$ 203.52	$ 126.53
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Outstanding at January 1, 2018	9,706
Number of Awards, Granted	2,295
Number of Awards, Exercised/Vested	(12,001)
Number of Awards, Canceled/ Forfeited
Number of Awards, Outstanding at December 31, 2018		9,706
Number of Awards, Vested and expected to vest at December 31, 2018
Weighted Average Grant-Date Price, Outstanding at January 1, 2018	$ 121.75
Weighted Average Grant-Date Price, Granted	333.75
Weighted Average Grant-Date Price, Exercised/Vested	162.29
Weighted Average Grant-Date Price, Canceled/Forfeited
Weighted Average Grant-Date Price, Outstanding at December 31, 2018		$ 121.75
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2018
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Nonvested Target Units, Outstanding at January 1, 2018	53,732
Number of Nonvested Target Units, Granted	32,255
Number of Nonvested Target Units, Exercised/Vested	(37,827)
Number of Nonvested Target Units, Canceled/Forfeited
Number of Nonvested Target Units, Outstanding at December 31, 2018	48,160	53,732
Number of Nonvested Target Units, Vested and expected to vest at December 31, 2018	83,250
Weighted Average Grant-Date Price, Outstanding at January 1, 2018	$ 151.09
Weighted Average Grant-Date Price, Granted	209.49
Weighted Average Grant-Date Price, Exercised/Vested	129.48
Weighted Average Grant-Date Price, Canceled/Forfeited
Weighted Average Grant-Date Price, Outstanding at December 31, 2018	207.17	$ 151.09
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2018	$ 202.10